Impairment, Restructuring Charges and Other Related Closure Costs	12 Months Ended
Dec. 31, 2011
Impairment, Restructuring Charges and Other Related Closure Costs [Abstract]
IMPAIRMENT, RESTRUCTURING CHARGES AND OTHER RELATED CLOSURE COSTS

19. IMPAIRMENT, RESTRUCTURING CHARGES AND OTHER RELATED CLOSURE COSTS

Impairment, restructuring charges and other related closure costs incurred in 2011, 2010, and 2009 are summarized as follows:

Year ended December 31, 2011	Impairment	Restructuring charges	Other related closure costs	Total impairment, restructuring charges and other related closure costs
Manufacturing restructuring plan	(3)	(13)	(21)	(37)
ST-Ericsson restructuring plan	(1)	(3)	(3)	(7)
ST-Ericsson cost savings plan	—	(26)	—	(26)
Other restructuring initiatives	—	(1)	(4)	(5)
Total	(4)	(43)	(28)	(75)

Year ended December 31, 2010	Impairment	Restructuring charges	Other related closure costs	Total impairment, restructuring charges and other related closure costs
Manufacturing restructuring plan	(1)	(15)	(11)	(27)
ST-Ericsson restructuring plan	(10)	(59)	(5)	(74)
Other restructuring initiatives	—	(1)	(2)	(3)
Total	(11)	(75)	(18)	(104)

Year ended December 31, 2009	Impairment	Restructuring charges	Other related closure costs	Total impairment, restructuring charges and other related closure costs
Manufacturing restructuring plan	(25)	(69)	(32)	(126)
ST-Ericsson restructuring plan	—	(99)	(1)	(100)
Goodwill annual impairment test	(6)	—	—	(6)
Other restructuring initiatives	(4)	(53)	(2)	(59)
Total	(35)	(221)	(35)	(291)

Impairment charges

In 2011, the Company recorded impairment charges of $4 million primarily related to long-lived assets for which no alternative future use was identified within the Company. The Company performed an analysis to determine if it was still valid to report the Carrollton property and other long-lived assets as “Assets held for sale” in the consolidated balance sheet as at December 31, 2011. Based on continued interest in the property and the Company’s intent and actions to sale, the “Assets held for sale” model was confirmed with no additional impairment to be recorded in the consolidated statement of income for the year ended December 31, 2011.

In 2010, the Company recorded impairment charges for $11 million primarily related to long-lived assets with no alternative future use within the Company, pursuant to the termination of certain lease contracts.

In 2009, the Company recorded impairment charges for $35 million corresponding primarily to:

•

$25 million impairment charge on the Company’s long-lived assets of its manufacturing sites in Carrollton (Texas) and Phoenix (Arizona) ; $21 million impairment on the Carrollton property and other long-lived assets as a result of its designation as “Assets held for sale” on the consolidated balance sheet, pursuant to its decision to sell the facility, and $4 million of impairment charges on certain specific equipment of the Company’s manufacturing site in Phoenix, for which no alternative future use existed within the Company;

•	$6 million impairment on goodwill; and

•	$3 million other-than-temporary impairment on investments carried at cost.

Restructuring charges and other related closure costs

The Company is currently engaged in three major restructuring plans, the ST-Ericsson cost savings plan, the ST-Ericsson restructuring plan and the manufacturing restructuring plan that are briefly described hereafter. The Company is also engaged in various cost savings initiatives aimed at reducing the operating expenses and costs of sales.

In June 2011, ST-Ericsson announced a restructuring plan (the “ST-Ericsson cost savings plan”) aimed at achieving $120 million of annualized savings by end of 2012. The main action included in this restructuring plan was a reduction in workforce of 500 employees worldwide.

In April 2009, ST-Ericsson announced a restructuring plan (the “ST-Ericsson restructuring plan”). The main actions included in the restructuring plan were a re-alignment of product roadmaps to create a more agile and cost-efficient R&D organization and a reduction in workforce of 1,200 worldwide to reflect further integration activities following the merger. On December 3, 2009, ST-Ericsson expanded its restructuring plan, targeting additional annualized savings in operating expenses and spending, along with an extensive R&D efficiency program.

The Company announced in 2007 that it committed to a restructuring plan aimed at redefining the Company’s manufacturing strategy in order to be more competitive in the semiconductor market (the “manufacturing restructuring plan”). This manufacturing plan includes the following initiatives: the transfer of 150mm production from Carrollton (Texas) to Asia, the transfer of 200mm production from Phoenix (Arizona) to Europe and Asia and the restructuring of the manufacturing operations in Morocco with a progressive phase-out of the activities in the Ain Sebaa site.

In 2011, the Company incurred restructuring charges and other related closures costs for $71 million relating primarily to:

•

$34 million for the manufacturing restructuring plan, corresponding primarily to lease contract termination costs recorded at cease-use date and one-time termination benefits to be paid to employees who rendered services until the complete closure of the Carrollton (Texas) and Phoenix (Arizona) fabs. This plan was substantially finalized in the second quarter of 2011;

•	$26 million for the ST-Ericsson cost savings plan, consisting mainly in on-going termination benefits accrued for involuntary leaves and benefits paid within voluntary leave arrangements;

•

$6 million for the ST-Ericsson restructuring plan composed of $3 million employee termination benefits and $3 million lease contract termination costs and other closure costs pursuant to the closure of certain locations; and

•	$5 million restructuring charges and other related closure costs related to other committed restructuring initiatives.

In 2010, the Company incurred restructuring charges and other related closure costs for $93 million relating primarily to:

•

$64 million for the ST-Ericsson restructuring plan composed of $59 million of on-going termination benefits for involuntary leaves and benefits paid within voluntary leave arrangements, and lease contract termination costs totalling $5 million pursuant to the closure of certain locations;

•

$26 million for the manufacturing restructuring plan for closure costs and one-time termination benefits to be paid to employees who render services until the complete closure of the Carrollton and Phoenix fabs; and

•	$3 million restructuring charges and other related closure costs related to other committed restructuring initiatives.

In 2009, the Company incurred restructuring charges and other related closure costs for $256 million relating primarily to:

•

$100 million for the ST-Ericsson restructuring plan for on-going termination benefits for involuntary leaves pursuant to the closure of certain locations in Europe, the Unites States of America and Asia;

•

$101 million for the manufacturing restructuring plan primarily related to closure costs and one-time termination benefits to be paid to employees who render services until the complete closure of the Carrollton and Phoenix fabs; and

•

$55 million restructuring charges related to former committed restructuring initiatives. These restructuring charges consisted primarily of termination benefits in Asia and voluntary termination arrangements in certain European locations.

Changes to the restructuring provisions recorded on the consolidated balance sheets from December 31, 2009 to December 31, 2011 are summarized as follows:

	ST-Ericsson cost savings plan	ST-Ericsson Restructuring plan	Manufacturing Restructuring plan	Other restructuring initiatives	Total
Provision as at December 31, 2009	—	83	58	53	194
Charges incurred in 2010	—	67	26	7	100
Adjustments for unused provisions	—	(3)	—	(4)	(7)
Amounts paid	—	(81)	(27)	(34)	(142)
Currency translation effect	—	(6)	—	(3)	(9)
Provision as at December 31, 2010	—	60	57	19	136
Charges incurred in 2011	26	7	35	7	75
Adjustments for unused provisions	—	(1)	(1)	(2)	(4)
Amounts paid	(6)	(50)	(87)	(11)	(154)
Currency translation effect	(1)	1	—	—	—
Provision as at December 31, 2011	19	17	4	13	53

An amount of $42 million is expected to be paid within twelve months, as detailed in Note 13.

Total impairment, restructuring charges and other related closure costs

The manufacturing restructuring plan, which was expected to result in pre-tax charges in the range of $270 to $300 million, resulted in a total charge of $311 million as of December 31, 2011. This plan was mainly completed in 2011.

The ST-Ericsson restructuring plan, which was expected to result in a total pre-tax charge in the range of $135 million to $155 million, resulted in a total charge of $170 million as of December 31, 2011. This plan was mainly completed in 2011.

The ST-Ericsson cost savings plan is expected to result in a total pre-tax charge of $70 million to $75 million, of which $26 million have been incurred as of December 31, 2011. The plan is expected to be substantially completed in 2012.

In 2011, total amounts paid for restructuring and related closure costs amounted to $154 million. The total actual costs that the Company will incur may differ from these estimates based on the timing required to complete the restructuring plan, the number of people involved, the final agreed termination benefits and the costs associated with the transfer of equipment, products and processes.